UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22211

______________________________________________

IVA Fiduciary TRUST

______________________________________________________________________

(Exact name of registrant as specified in charter)

717 Fifth Avenue, 10th Floor, New York, NY 10022

______________________________________________________________________

(Address of principal executive offices) (zip code)

Michael W. Malafronte International Value Advisers, LLC 717 Fifth Avenue 10th Floor New York, NY 10022
(Name and address of agent for service)
Copy to:

Michael S. Caccese, Esq.
K&L Gates LLP
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2950

Brian F. Link, Esq.
State Street Bank and Trust Company
Mail Code: SUM0703
100 Summer Street, 7th Floor
Boston, MA 02110

Registrant’s telephone number, including area code: (212) 584-3570

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Item 1. Report to Shareholders.

IVA Worldwide Fund
IVA International Fund

Semi-Annual Report
March 31, 2018

Advised by International Value Advisers, LLC	An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Contents	IVA Funds

2	An Owner’s Manual

3	Letter from the President

4	Letter from the Portfolio Managers

7	Management’s Discussion of Fund Performance

IVA Worldwide Fund
9	Performance
10	Portfolio Composition
11	Schedule of Investments

IVA International Fund
18	Performance
19	Portfolio Composition
20	Schedule of Investments

28	Statements of Assets and Liabilities

29	Statements of Operations

30	Statements of Changes in Net Assets

31	Financial Highlights

37	Notes to Financial Statements

44	Additional Information

45	Fund Expenses

1

An Owner’s Manual	IVA Funds

An Atypical Investment Strategy

We manage both the IVA Worldwide and IVA International Funds with a dual attempt that is unusual in the mutual fund world: in the short-term (12-18 months), we attempt to preserve capital, while over the longer-term (5-10 years, i.e., over a full economic cycle), we seek to perform better than the MSCI All Country World Index, in the case of your IVA Worldwide Fund, and the MSCI All Country World (ex-U.S.) Index, in the case of your IVA International Fund.

The Worldwide Fund is typically used by investors who are looking for an “all weather fund” where we are given the latitude to decide how much we should have in the U.S. versus outside the U.S. The International Fund is typically used by investors who practice asset allocation and want to decide for themselves how much should be allocated to a domestic manager and how much should be allocated to a pure “international” (i.e., non-U.S.) manager, yet at the same time are looking for a lower risk – and lower volatility – exposure to international markets than may be obtained from a more traditional international fund.

We believe our investment approach is very different from the traditional approach of most mutual funds. We are trying to deliver returns that are as absolute as possible, i.e., returns that try to be as resilient as possible in down markets, while many of our competitors try to deliver good relative performance, i.e., try to beat an index, and thus would be fine with being down 15% if their benchmark is down 20%.

Why do we have such an unusual strategy (which, incidentally, is not easy to carry out)? Because we believe this strategy makes sense for many investors. We are fond of the quote by Mark Twain: “There are two times in a man’s life when he should not speculate: the first time is when he cannot afford to; the second time is when he can.” We realize that many investors cannot tolerate high volatility and appreciate that “life’s bills do not always come at market tops.” This strategy also appeals to us at International Value Advisers since we “eat our own cooking” for a significant part of our savings (invested in IVA products) and we have an extreme aversion to losing money.

An Eclectic Investment Approach

Here is how we try to implement our strategy:

We don’t hug benchmarks. In practical terms, this means we are willing to make big “negative bets,” i.e., having nothing or little in what has become big in the benchmark. Conversely, we will generally seek to avoid overly large positive bets.

We prefer having diversified portfolios (100 to 150 names). Because we invest on a global basis, we believe that diversification helps protect against weak corporate governance or insufficient disclosure, or simply against “unknown unknowns.” We like the flexibility to invest in small, medium and large companies, depending on where we see value.

We attempt to capture equity-type returns through fixed income securities but predominantly when credit markets (or sub-sets of them) are depressed and offer this potential.

We hold some gold, either in bullion form or via gold mining securities, as we believe gold provides a good hedge in either an inflationary or deflationary period, and it can help mitigate currency debasement over time.

We are willing to hold cash when we cannot find enough cheap securities that we like or when we find some, yet the broader market (Mr. Market) seems fully priced. We will seek to use that cash as ammunition for future bargains.

At the individual security level, we ask a lot of questions about “what can go wrong?” and will establish not only a “base case intrinsic value” but also a “worst case scenario” (What could prove us wrong? If we were wrong, are we likely to lose 25%, 30%, or even more of the money invested?). As a result, we will miss some opportunities, yet hopefully, we will also avoid instances where we experience a permanent impairment of value.

2

Letter from the President	IVA Funds

Dear Shareholder,

This report covers the six month period ended March 31, 2018. The IVA Worldwide Fund and IVA International Fund (the “Funds”) are now in their tenth year and the Funds’ investment adviser, International Value Advisers, LLC (“IVA”), remains pleased with the Funds’ performance since their inception on October 1, 2008.

The investing landscape for us at IVA has only slightly changed over the reporting period, as valuations remain high. The difference in markets is that price volatility has finally resumed in large part thanks to multiple factors in play: elevated military tension between many nations, central banks still struggling to ignite meaningful economic growth, a brewing trade war between China and the U.S. and a new tax plan that may result in a dramatic increase in the U.S. budget deficit. We have experienced some rapid price swings in 2018. For IVA, thankfully managed by Charles de Vaulx and Chuck de Lardemelle, this volatility allows us to better buy and sell investments. Having calculated an intrinsic value for many companies worldwide, we welcome the opportunity to utilize the cash in our portfolios to build or construct suitable investment positions in these companies as markets allow. Irrespective of how markets perform, we will continue to be absolute return oriented investors. We will emphasize capital preservation over the short-term while still providing the capacity to outperform equity indices over the long-term. We believe that our investment approach represents one of the best ways to invest one’s money.

At the end of December, one of our founding partners, Simon Fenwick, left IVA. Since our inception in October of 2007, Simon has contributed prominently to the success achieved to date at IVA. In the early days of our firm he established a level of professionalism that will always be fundamental at this money management firm. Over the years, in addition to his work as a securities analyst, Simon contributed to the success and growth of the investment team and helped IVA establish comprehensive governance policies for the firm. While his industry coverage was thoughtfully transitioned over the final months of 2017, we will personally miss him greatly.

I want to offer my thanks to all my colleagues and to our shareholders for their continued support.

Michael W. Malafronte, President

Effective February 22, 2011, the IVA Worldwide Fund and IVA International Fund are closed to new investors.

3

Letter from the Portfolio Managers	IVA Funds

May 1, 2018

Dear Fellow Shareholder,

The future remains uncertain; valuations are high around the globe and the economic cycle in China and the U.S. is advanced. Bargains, in our opinion, are few and far between.

Overall asset valuations globally are at extreme levels by historical standards. Global market capitalization to global GDP is hovering around 90%, a level reached only in 2000 and 2007. Subsequent 10-year returns for global index huggers were poor.

The Federal Reserve is tightening; short-term interest rates in the U.S. are rising. The 1-month Libor rate was around 0.15% three years ago, versus 1.9% today. 10-year Treasury yields have moved up from less than 1.4% in the summer of 2016 to close to 3% today. U.S. inflation remains subdued around 2%.

The global economy is doing well. Recent substantial U.S. corporate tax cuts are helping corporate cash flows.

The U.S. bull market that started in 2009 is getting old; it is now the second longest equity bull market in U.S. financial history.

We believe it is a time to be cautious: the mix of high valuations, rising interest rates and an advanced economic cycle in the U.S. with near peak employment and corporate profits, make it difficult for value investors like us to find bargains.

Given our focus on capital preservation, and as a consequence of a lack of suitable investment opportunities, the cash position in the Worldwide Fund continues to hover around 40%. That cash is invested in commercial paper of our choosing, and of short maturities, and currently yields around 1.8% in U.S. dollars. Over the period under review, we made investments in oil and gas-related securities, in advertising agencies and advertising-related businesses, as well as in Mexico and South Korea. The cash position in the International Fund is over 20% of assets; global markets, ex-U.S. have done poorly in terms of total returns since 2007, and we’ve been able to find recently a few small-caps in Mexico, as well as investments in South Korea and in oil-related companies (both equipment and services) and advertising-related businesses as well.

Overall discounts in the portfolio to our estimates of intrinsic value, (defined as what a knowledgeable buyer would pay in cash for the whole business), remain low by historical standards; however, the vast majority of the investments in your Funds carry good to pristine balance sheets, and the cash position provides dry powder to make investments if the discounts offered in the market widen to more attractive levels.

Gold bullion remains the largest position in both the Worldwide Fund and International Fund. We view gold as a currency, not an investment, and historically, in a majority of cases, gold goes up in bear markets, providing a useful hedge. That’s because most bear markets are triggered by economic recessions, which themselves trigger a lowering of short-term interest rates by central bankers; the differential in (nominal and real) interest rates narrowing between fiat currencies and gold, pushes the yellow metal up. This phenomenon is useful in our quest to protect capital, and we would expect it to happen again in a classic bear triggered by a recession.

4

Letter from the Portfolio Managers	IVA Funds

According to Bank Credit Analyst research, global market capitalization to global GDP reached the current levels twice in the past, in 2000 and 2007. In both cases, equity returns for the following decade were extremely poor, in the range of 0-2% per year including dividend income. This massive and coordinated yield manipulation by central bankers around the world has pushed up valuation of financial assets to levels rarely seen before; what happens to these asset values as these extraordinary measures are reversed, remains to be seen.

How might these previous peaks in equity valuations compare to today’s situation?

In 2000, there were plenty of places to hide for value investors: small-cap in the U.S. and Europe, gold, old economy stocks delivered strong returns over the decade following the burst of the Telecom, Media, and Technology (“TMT”) bubble. Overall extreme valuations at the turn of the century were driven up by a handful of crazily overvalued securities in the TMT sectors. In hindsight, a classic stock bubble.

In 2007, it was harder to hide: many asset classes were expensive, including real estate, high yield and equities in general, regardless of geography and sector or market capitalization. In the background, credit was growing too fast, fueling a real estate debt binge that ended up in tears and infected the global financial system with bad loans and rotten misrated structured products. The place NOT to be was financials; the place to be, long-dated Treasuries.

Fast forward to today: while a few large tech companies may sport high overall valuations (the FAANG crowd, Facebook, Amazon, Apple, Netflix, Google), they present superb characteristics; valuations, while far from cheap by any standards, may be rationally justified by their owners/shareholders in our opinion. There does not seem to be fast credit growth in the developed world, a condition underlying most serious asset bubbles historically. We doubt the place to hide is 10-year Treasuries yielding 3%, although looking at 10-year yields in Japan at 0.05%... a 10-year Treasury owner may make a bullish argument, at least relative to the Japanese government credit! Also, the 10-year may do well in a U.S. recession. After nine years, this economic expansion is long in the tooth, and we do not believe that economic cycles have been vanquished by money printing and the wisdom of Central Bankers... While valuations are elevated, credit growth in developed economies remains tepid at best, perhaps mitigating risks... (the large exception to the rule is China, where massive credit growth continues unabated, planting the seeds of a serious future credit crisis in our opinion, hopefully confined to China). Is quantitative easing, however, a form of credit, creating a massive bubble in government bonds... and distorting pricing of all asset classes? Only time will tell, but one fact is for sure: price discovery by market participants has been denied by Central Bonkers[1], potentially creating large misallocations in the global economy.

We remain committed to protecting your principal. It seems harder in our opinion to hide today than at previous peaks in valuation.

After a calendar year 2017 marked by extremely low volatility in the U.S., markets so far in 2018 have been more erratic, providing some select opportunities in stock picking.

We, at IVA, enjoy volatility, it allows price and value to sometimes diverge meaningfully, creating investment opportunities.

[1] Pun intended

5

Letter from the Portfolio Managers	IVA Funds

While it seems difficult to hide today (few depressed economies or sectors, low and manipulated interest rates), we strive to deliver returns as absolute as possible; we stick to our discipline of diversification and reasonable investment size on each opportunity, so that a possible mistake will not impair your capital; and if we cannot find safe and discounted investments to put your capital to work, we are happy sitting in cash. Patience remains a necessary virtue for value investors.

We appreciate your continued confidence and thank you for your support.

Charles de Vaulx, Chief Investment Officer and Portfolio Manager

Charles de Lardemelle, Portfolio Manager

6

Management’s Discussion of Fund Performance (unaudited)	IVA Funds

IVA Worldwide Fund

The IVA Worldwide Fund Class A, at net asset value, returned 2.60% over the six-month period ended March 31, 2018 compared to the MSCI All Country World Index (Net) (the “Index”) return of 4.71% over the same period.

The Fund lagged the Index for the period, mostly due to the dilutive effect of our elevated cash position in the fourth quarter of 2017. That cash, along with our gold exposure, helped minimize drawdowns during the volatile first quarter of 2018. Our equities outperformed over the period, up 5.6%, compared to those in the Index* which were up 4.7%. Equity performance was led by our names in the United States, which contributed 1.4%. Our names in Japan contributed 0.9% and our names in Continental Europe contributed 0.4%. Our names in Bermuda and China detracted a total of -0.1%. Thailand, Singapore and South Africa also detracted a total of -0.1%.

The top five individual equity contributors to return this period were: Astellas Pharma Inc. (Japan, health care), Berkshire Hathaway Inc. Class ‘A’ and Class ‘B’ (U.S., holding company), Mastercard Inc., Class ‘A’ (U.S., technology), Airbus SE (Netherlands, industrials), Bank of America Corp. (U.S., financials). The top five individual equity detractors were: CVS Health Corp. (U.S., consumer staples), Cimarex Energy Co. (U.S., energy), Kangwon Land, Inc. (South Korea, consumer discretionary), Nestlé SA (Switzerland, consumer staples), WPP Plc (United Kingdom, consumer discretionary).

Collectively, fixed income contributed 0.03%. Gold was up 3.6% and contributed 0.2%.

In an effort to neutralize part of our foreign exchange risk, we were partially hedged against several currencies over the period – the euro, Japanese yen, South Korean won and Australian dollar. Our currency hedges detracted -0.2%. At the end of the period, our currency hedges were: 39% Australian dollar; 10% euro; 26% Japanese yen; 30% South Korean won.

IVA International Fund

The IVA International Fund Class A, at net asset value, returned 1.98% over the six-month period ended March 31, 2018 compared to the MSCI All Country World Index (ex-U.S.) (Net)(the “Index”) return of 3.76% over the same period.

The Fund lagged the Index for the period, mostly due to the dilutive effect of our elevated cash position in the fourth quarter of 2017. That cash, along with our gold exposure, helped minimize drawdowns during the volatile first quarter of 2018. Our equities outperformed over the period, up 4.1%, compared to those in the Index* which were up 3.8%. Equity performance was led by our names in Japan, which contributed 1.1%. Our names in Continental Europe contributed 0.8% and our names in South Korea contributed 0.7%. China detracted the most from performance over the period, taking away -0.4%. Our names in Bermuda and Thailand detracted a total of -0.2% and our names in India detracted -0.1%.

The top five individual equity contributors to return this period were: Astellas Pharma Inc. (Japan, health care), Airbus SE (Netherlands, industrials), Millennium & Copthorne Hotels Plc (United Kingdom, consumer discretionary), FANUC Corp. (Japan, industrials), Hyundai Elevator Co., Ltd. (South Korea, industrials). The top five individual equity detractors were: F@N Communications Inc. (Japan, technology), Clear Media Ltd. (China, consumer discretionary), Kangwon Land Inc. (South Korea, consumer discretionary), WPP Plc (United Kingdom, consumer discretionary), Altran Technologies SA (France, technology).

Collectively, fixed income contributed 0.1%. Gold was up 3.6% and contributed 0.3%.
7

Management’s Discussion of Fund Performance (unaudited)	IVA Funds

In an effort to neutralize part of our foreign exchange risk, we were partially hedged against several currencies over the period – the euro, Japanese yen, South Korean won and Australian dollar. Our currency hedges detracted -0.5%. At the end of the period, our currency hedges were: 40% Australian dollar; 10% euro; 35% Japanese yen; 30% South Korean won.

Investment Risks: There are risks associated with investing in securities of foreign countries, such as erratic market conditions, economic and political instability and fluctuations in currency exchange rates. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

*The Index equity return excludes gold mining stocks.

8

IVA Worldwide Fund	IVA Funds
Performance (unaudited)	As of March 31, 2018

Average Annual Total Returns as of March 31, 2018	Six Months(a)	One Year	Five Year	Since Inception(b)

Class A	2.60%	8.31%	5.96%	8.62%
Class A (with a 5% maximum initial sales charge)	-2.54%	2.87%	4.88%	8.03%
Class C	2.19%	7.45%	5.17%	7.80%
Class I	2.67%	8.54%	6.22%	8.87%
MSCI All Country World Index (Net)(c)	4.71%	14.85%	9.20%	8.10%
Consumer Price Index(d)	1.25%	2.34%	1.46%	1.39%

Growth of a $10,000 Initial Investment

(a)	Total returns for periods of less than one year are not annualized.
(b)	The Fund commenced investment operations on October 1, 2008.
(c)
The MSCI All Country World Index (Net) is an unmanaged, free float-adjusted market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes. Please note that an investor cannot invest directly in an index.

(d)
The Consumer Price Index examines the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care. Please note that an investor cannot invest directly in an index.

(e)
Hypothetical illustration of $10,000 invested in Class A shares on October 1, 2008, assuming the deduction of the maximum initial sales charge of 5% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through March 31, 2018. The performance of the Fund’s other classes may be greater or less than the Class A shares’ performance indicated on this chart depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month-end, please call 866-941-4482.

The maximum sales charge for Class A shares is 5.00%. Class C shares may include a 1.00% contingent deferred sales charge for the first year only. The expense ratios for the Fund are as follows: 1.25% (Class A shares); 2.00% (Class C shares); and 1.00% (Class I shares). These expense ratios are as stated in the most recent Prospectus dated January 31, 2018. More recent expense ratios can be found in the Financial Highlights section of this Semi-Annual Report.

9

IVA Worldwide Fund	IVA Funds
Portfolio Composition (unaudited)	As of March 31, 2018

Asset Allocation (As a Percent of Total Net Assets)

Sector Allocation (As a Percent of Total Net Assets)

Top 10 Positions (As a Percent of Total Net Assets)(b)

Gold Bullion	5.7%

Berkshire Hathaway Inc., Class ‘A’, Class ‘B’	4.8%

Astellas Pharma Inc.	2.9%

Bureau Veritas SA	2.4%

Nestlé SA	2.1%

Mastercard Inc., Class ‘A’	1.9%

Oracle Corp.	1.7%

Samsung Electronics Co., Ltd.	1.6%

Airbus SE	1.5%

Bolloré SA	1.5%

Top 10 positions represent 26.1% of total net assets.
(a)	Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.
(b)	Short-Term Investments are not included.

10

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2018

	SHARES	DESCRIPTION	FAIR VALUE
COMMON STOCKS – 52.5%

Bermuda | 0.7%
	1,391,600	Jardine Strategic Holdings Ltd.	$53,540,041

China | 0.7%
	148,499	Baidu Inc., ADR (a)	33,143,492

	15,637,640	Clear Media Ltd.	12,023,693

	65,755,000	Springland International Holdings Ltd.	15,744,628

			60,911,813

France | 7.3%
	758,989	Alten SA	73,197,567

	1,945,022	Altran Technologies SA	28,827,899

	22,782,687	Bolloré SA	121,586,951

	143,278	Bolloré SA NV (a)	764,004

	7,454,066	Bureau Veritas SA	193,843,770

	1,389,726	Criteo SA, ADR (a)	35,910,520

	798,872	Engie SA	13,346,381

	36,587	Financière de l’Odet SA	45,738,474

	58,776	Robertet SA	36,227,063

	55,512	Séché Environnement SA	2,050,250

	268,990	Sodexo SA	27,138,949

	193,084	Thales SA	23,527,829

			602,159,657

Germany | 0.7%
	386,090	Bayerische Motoren Werke AG	41,900,538

	128,974	Siemens AG	16,450,653

			58,351,191

Hong Kong | 0.2%
	9,700,159	Hongkong & Shanghai Hotels Ltd.	14,899,750

Ireland | 0.9%
	12,163,853	AIB Group Plc	73,346,143

Japan | 6.4%
	15,312,400	Astellas Pharma Inc.	235,147,708

	183,600	Azbil Corp.	8,646,636

	433,800	Benesse Holdings Inc.	15,769,755

	579,900	F@N Communications Inc.	3,895,897

	192,900	FANUC Corp.	49,094,721

	582,500	Icom Inc.	14,428,575

	211,200	Medikit Co., Ltd.	11,899,934

	1,177,400	Miraca Holdings Inc.	46,373,143

	139,500	Nitto Kohki Co., Ltd.	3,870,628

	316,400	Okinawa Cellular Telephone Co.	11,556,973

	1,024,000	Rohto Pharmaceutical Co., Ltd.	28,780,109

See Notes to Financial Statements.	11

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2018

	SHARES	DESCRIPTION	FAIR VALUE

Japan | 6.4% (continued)

	375,500	Seven & i Holdings Co., Ltd.	$16,110,793

	259,400	Techno Medica Co., Ltd.	4,983,955

	919,900	Toho Co., Ltd.	30,726,987

	9,958,400	Yahoo Japan Corp.	46,729,570

			528,015,384

Malaysia | 0.5%
	30,176,200	Genting Malaysia Berhad	37,994,824

Mexico | 0.6%
	9,188,500	Kimberly-Clark de México SAB de CV, Class ‘A’	17,369,083

	3,221,532	Promotora y Operadora de
		Infraestructura SAB de CV	32,165,674

			49,534,757

Netherlands | 2.1%
	1,091,237	Airbus SE	126,260,139

	1,534,889	Royal Boskalis Westminster N.V.	44,997,042

			171,257,181

Singapore | 0.2%
	11,968,600	First Resources Ltd.	15,364,519

South Africa | 0.3%
	2,535,416	Net 1 U.E.P.S. Technologies Inc. (a)	23,985,035

South Korea | 4.7%
	367,393	Hyundai Mobis Co., Ltd.	87,715,863

	289,655	Hyundai Motor Co.	39,163,866

	2,734,102	Kangwon Land Inc.	70,242,948

	658,375	KT&G Corp.	61,711,831

	55,385	Samsung Electronics Co., Ltd.	129,066,821

			387,901,329

Switzerland | 3.3%
	456,042	Compagnie Financière Richemont SA	40,966,381

	2,172,904	Nestlé SA	172,020,961

	3,457,328	UBS Group AG	60,877,275

			273,864,617

Thailand | 0.2%
	32,930,400	Thaicom PCL	12,552,954

12	See Notes to Financial Statements.

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2018

	SHARES	DESCRIPTION	FAIR VALUE

United Kingdom | 2.6%
	5,323,324	Antofagasta Plc	$68,913,310

	1,991,336	HSBC Holdings Plc	18,614,733

	8,984,991	Millennium & Copthorne Hotels Plc	67,699,152

	3,701,110	WPP Plc	58,825,455

			214,052,650

United States | 21.1%
	521,183	Acuity Brands Inc.	72,543,462

	255,187	Adtalem Global Education Inc. (a)	12,134,142

	13,892	Alphabet Inc., Class ‘A’ (a)	14,407,949

	40,139	Alphabet Inc., Class ‘C’ (a)	41,415,019

	839,196	Amdocs Ltd.	55,991,157

	524,026	American Express Co.	48,881,145

	336,637	Aon Plc	47,240,270

	244,675	Astronics Corp. (a)	9,126,378

	3,334,825	Bank of America Corp.	100,011,402

	1,118	Berkshire Hathaway Inc., Class ‘A’ (a)	334,393,800

	274,836	Berkshire Hathaway Inc., Class ‘B’ (a)	54,824,285

	1,263,842	Cimarex Energy Co.	118,169,227

	480,122	CVS Health Corp.	29,868,390

	407,250	DaVita Inc. (a)	26,854,065

	980,608	Expeditors International of Washington Inc.	62,072,486

	450,456	Flowserve Corp.	19,518,259

	64,097	Goldman Sachs Group Inc.	16,143,470

		Liberty Interactive Corp. QVC
	2,282,375	Group, Series ‘A’ (a)	57,447,379

	437,854	Marsh & McLennan Cos., Inc.	36,162,362

	878,580	Mastercard Inc., Class ‘A’	153,892,073

	5,853,483	News Corp., Class ‘A’	92,485,031

	1,178,053	News Corp., Class ‘B’	18,966,653

	331,338	Omnicom Group Inc.	24,078,332

	2,988,647	Oracle Corp.	136,730,600

	806,458	Schlumberger Ltd.	52,242,349

	351,539	Teradata Corp. (a)	13,945,552

	237,968	Tiffany & Co.	23,239,955

	427,352	United Technologies Corp.	53,769,429

			1,726,554,621

		TOTAL COMMON STOCKS
		(Cost — $2,777,393,657)	4,304,286,466

	RIGHTS
RIGHTS – 0.0%

France | 0.0%
	696,067	Altran Technologies SA (a)	1,164,978

		TOTAL RIGHTS
		(Cost — $0)	1,164,978

See Notes to Financial Statements.	13

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2018

	PRINCIPAL
	AMOUNT		DESCRIPTION	FAIR VALUE

CORPORATE NOTES & BONDS – 1.7%

Norway | 0.0%
			Golden Close Maritime Corp. Ltd.,
	168,391	USD	8% due 3/29/2022 (12% PIK) (b)(c)	$154,920

South Africa | 0.6%
			Gold Fields Orogen Holding (BVI) Ltd.,
	46,980,000	USD	4.875% due 10/7/2020 (b)	47,426,310

United Kingdom | 0.1%
			Ensco Plc:
	2,998,000	USD	4.5% due 10/1/2024	2,420,885

	5,811,000	USD	5.2% due 3/15/2025	4,757,756

				7,178,641

United States | 1.0%
	15,433,000	USD	Era Group Inc., 7.75% due 12/15/2022	15,201,505

			Intelsat Jackson Holdings SA:
	8,702,000	USD	7.5% due 4/1/2021	7,918,820

	29,476,000	USD	5.5% due 8/1/2023	23,949,250

			Rowan Cos., Inc.:
	17,524,000	USD	4.875% due 6/1/2022	16,034,460

	9,332,000	USD	4.75% due 1/15/2024	7,815,550

	14,400,000	USD	7.375% due 6/15/2025	13,572,000

				84,491,585

			TOTAL CORPORATE NOTES & BONDS
			(Cost — $128,731,168)	139,251,456

CONVERTIBLE BONDS – 0.1%

Norway | 0.0%
			Golden Close Maritime Corp. Ltd.,
	523,946	USD	0% due 3/29/2022 (a)(b)(d)	120,507

United Kingdom | 0.1%
			Ensco Jersey Finance Ltd.,
	9,813,000	USD	3% due 1/31/2024	7,887,199

			TOTAL CONVERTIBLE BONDS
			(Cost — $8,610,538)	8,007,706

	OUNCES
COMMODITIES | 5.7%
	350,574		Gold Bullion (a)	465,039,277

			TOTAL COMMODITIES
			(Cost — $489,270,339)	465,039,277

14	See Notes to Financial Statements.

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2018

	PRINCIPAL
	AMOUNT		DESCRIPTION	FAIR VALUE

SHORT-TERM INVESTMENTS – 39.0%

Commercial Paper | 39.0%
			Alphabet Inc.:
	50,000,000	USD	1.66% due 4/2/2018 (b)	$49,990,472

	50,000,000	USD	1.73% due 4/3/2018 (b)	49,988,055

			Apple Inc.:
	50,000,000	USD	1.56% due 4/5/2018 (b)	49,983,180

	50,000,000	USD	1.59% due 4/10/2018 (b)	49,971,066

	50,000,000	USD	1.78% due 4/27/2018 (b)	49,925,768

	50,000,000	USD	1.82% due 5/3/2018 (b)	49,909,681

			AstraZeneca Plc:
	50,000,000	USD	2.08% due 4/3/2018 (b)	49,987,847

	50,000,000	USD	1.94% due 4/4/2018 (b)	49,985,375

	50,000,000	USD	2.21% due 4/6/2018 (b)	49,980,389

	50,000,000	USD	1.88% due 4/17/2018 (b)	49,951,577

	50,000,000	USD	Clorox Co., 2.3% due 4/19/2018 (b)	49,937,234

			Coca-Cola Co.:
	50,000,000	USD	1.87% due 5/23/2018 (b)	49,851,653

	50,000,000	USD	1.87% due 5/25/2018 (b)	49,846,021

			Consolidated Edison Co. Inc.,
	50,000,000	USD	2.32% due 4/17/2018 (b)	49,944,979

			Eli Lilly & Co.:
	50,000,000	USD	1.62% due 4/4/2018 (b)	49,985,625

	50,000,000	USD	1.62% due 4/5/2018 (b)	49,983,180

	50,000,000	USD	1.65% due 4/6/2018 (b)	49,980,722

	50,000,000	USD	1.73% due 4/13/2018 (b)	49,963,125

	50,000,000	USD	1.77% due 4/16/2018 (b)	49,955,200

			Engie SA:
	50,000,000	USD	1.72% due 4/11/2018 (b)	49,967,680

	50,000,000	USD	1.72% due 4/12/2018 (b)	49,965,097

	50,000,000	USD	1.8% due 4/19/2018 (b)	49,945,984

	50,000,000	USD	1.8% due 4/20/2018 (b)	49,943,136

			Exxon Mobil Corp.:
	50,000,000	USD	1.6% due 4/3/2018	49,988,437

	50,000,000	USD	1.77% due 4/12/2018	49,965,428

	50,000,000	USD	1.81% due 4/17/2018	49,952,605

	50,000,000	USD	1.8% due 4/23/2018	49,937,361

	4,000,000	USD	Florida Power & Light Co., 2% due 4/2/2018	3,999,113

			GlaxoSmithKline LLC:
	50,000,000	USD	1.92% due 4/24/2018 (b)	49,931,570

	50,000,000	USD	1.94% due 4/25/2018 (b)	49,928,600

	50,000,000	USD	1.94% due 4/26/2018 (b)	49,925,606

			Henkel Corp.:
	50,000,000	USD	1.8% due 4/9/2018 (b)	49,972,805

	50,000,000	USD	1.83% due 4/17/2018 (b)	49,951,577

	50,000,000	USD	1.92% due 4/18/2018 (b)	49,948,806

See Notes to Financial Statements.	15

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2018

	PRINCIPAL
	AMOUNT		DESCRIPTION	FAIR VALUE

Commercial Paper | 39.0% (continued)

			Honeywell International Inc.:
	50,000,000	USD	1.68% due 4/5/2018 (b)	$49,982,986

	50,000,000	USD	1.78% due 4/10/2018 (b)	49,970,416

	50,000,000	USD	1.8% due 4/26/2018 (b)	49,926,695

			LVMH Moët Hennessy Louis Vuitton SE:
	50,000,000	USD	1.85% due 4/11/2018 (b)	49,966,958

	50,000,000	USD	2.1% due 4/25/2018 (b)	49,927,700

			Novartis Finance Corp.:
	50,000,000	USD	1.76% due 4/16/2018 (b)	49,955,200

	50,000,000	USD	1.78% due 4/18/2018 (b)	49,949,806

	50,000,000	USD	1.8% due 4/20/2018 (b)	49,944,359

	50,000,000	USD	1.86% due 4/23/2018 (b)	49,936,007

			Pfizer Inc.:
	50,000,000	USD	1.82% due 5/1/2018 (b)	49,913,604

	50,000,000	USD	1.82% due 5/2/2018 (b)	49,910,892

	50,000,000	USD	Praxair Inc., 1.8% due 4/19/2018	49,945,984

			Proctor & Gamble Co.:
	50,000,000	USD	1.83% due 5/9/2018 (b)	49,891,920

	50,000,000	USD	1.88% due 5/21/2018 (b)	49,858,814

			Roche Holdings, Inc.:
	50,000,000	USD	1.57% due 4/3/2018 (b)	49,988,055

	50,000,000	USD	1.76% due 4/13/2018 (b)	49,963,125

	50,000,000	USD	1.77% due 4/19/2018 (b)	49,947,092

	50,000,000	USD	Sanofi SA, 1.63% due 4/6/2018 (b)	49,980,722

			Shell International Finance BV,
	50,000,000	USD	1.7% due 4/10/2018 (b)	49,970,750

			Unilever Capital Corp.:
	50,000,000	USD	1.55% due 4/2/2018 (b)	49,990,361

	50,000,000	USD	1.55% due 4/3/2018 (b)	49,987,916

	50,000,000	USD	1.58% due 4/4/2018 (b)	49,985,458

	50,000,000	USD	1.63% due 4/9/2018 (b)	49,972,958

			United Healthcare Co.:
	16,000,000	USD	1.9% due 4/2/2018 (b)	15,996,453

	50,000,000	USD	1.85% due 4/11/2018 (b)	49,963,166

	50,000,000	USD	2.03% due 4/18/2018 (b)	49,941,861

			United Parcel Service Inc.,
	26,200,000	USD	1.25% due 4/3/2018 (b)	26,193,668

			Wal-Mart Stores Inc.:
	50,000,000	USD	1.6% due 4/2/2018 (b)	49,937,778

	50,000,000	USD	1.62% due 4/9/2018 (b)	49,972,347

	50,000,000	USD	1.85% due 4/16/2018 (b)	49,953,575

	50,000,000	USD	1.81% due 4/18/2018 (b)	49,948,111

	50,000,000	USD	1.87% due 4/24/2018 (b)	49,931,209

				3,193,150,900

16	See Notes to Financial Statements.

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2018

	PRINCIPAL
	AMOUNT		DESCRIPTION	FAIR VALUE

Treasury Bills | 0.0%
	4,000,000	USD	U.S. Treasury Bill, due 6/7/2018 (e)	$3,987,850

			TOTAL SHORT-TERM INVESTMENTS
			(Cost — $3,197,711,493)	3,197,138,750

			TOTAL INVESTMENTS — 99.0%
			(Cost — $6,601,717,195)	8,114,888,633

			Other Assets In Excess of
			Liabilities — 1.0%	79,160,234

			TOTAL NET ASSETS — 100.0%	$8,194,048,867

The IVA Worldwide Fund had the following open forward foreign currency contracts at March 31, 2018:

					USD	NET
		SETTLEMENT	LOCAL		VALUE AT	UNREALIZED
FOREIGN		DATES	CURRENCY	USD	MARCH 31,	APPRECIATION/
CURRENCY	COUNTERPARTY	THROUGH	AMOUNT	EQUIVALENT	2018	(DEPRECIATION)

Contracts to Sell:
	State Street
Australian	Bank &
dollar	Trust Co.	06/07/2018	AUD 57,212,000	$44,330,599	$43,946,442	$384,157

	State Street
	Bank &
euro	Trust Co.	06/07/2018	EUR 72,301,000	88,701,397	89,372,405	(671,008)

	State Street
Japanese	Bank &
yen	Trust Co.	06/07/2018	JPY 14,303,000,000	134,454,780	134,982,308	(527,528)

South	State Street
Korean	Bank &
won	Trust Co.	04/09/2018	KRW 125,781,000,000	116,078,047	118,356,656	(2,278,609)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts						$(3,092,988)

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
AUD	—	Australian dollar
EUR	—	euro
JPY	—	Japanese yen
KRW	—	South Korean won
NV	—	Non-voting
PIK	—	Payment-in-kind
USD	—	United States dollar

(a)	Non-income producing investment.
(b)
Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.

(c)	Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.
(d)	Security is deemed illiquid. As of March 31, 2018, the value of these illiquid securities amounted to 0.0% of total net assets.
(e)
This security is held at the custodian as collateral for forward foreign currency contracts sold. As of March 31, 2018, portfolio securities valued at $3,987,850 were segregated to cover collateral requirements.

See Notes to Financial Statements.	17

IVA International Fund	IVA Funds
Performance (unaudited)	As of March 31, 2018

Average Annual Total Returns as of March 31, 2018	Six Months(a)	One Year	Five Year	Since Inception(b)

Class A	1.98%	9.64%	6.03%	8.52%
Class A (with a 5% maximum initial sales charge)	-3.13%	4.17%	4.95%	7.94%
Class C	1.62%	8.84%	5.24%	7.71%
Class I	2.16%	9.95%	6.30%	8.80%
MSCI All Country World (ex-U.S.) Index (Net)(c)	3.76%	16.53%	5.89%	5.68%
Consumer Price Index(d)	1.25%	2.34%	1.46%	1.39%

Growth of a $10,000 Initial Investment

(a)	Total returns for periods of less than one year are not annualized.
(b)	The Fund commenced investment operations on October 1, 2008.
(c)
The MSCI All Country World (ex-U.S.) Index (Net) is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States. The index includes reinvestment of dividends, net of foreign withholding taxes. Please note that an investor cannot invest directly in an index.

(d)
The Consumer Price Index examines the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care. Please note that an investor cannot invest directly in an index.

(e)
Hypothetical illustration of $10,000 invested in Class A shares on October 1, 2008, assuming the deduction of the maximum initial sales charge of 5% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through March 31, 2018. The performance of the Fund’s other classes may be greater or less than the Class A shares’ performance indicated on this chart depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month-end, please call 866-941-4482.

The maximum sales charge for Class A shares is 5.00%. Class C shares may include a 1.00% contingent deferred sales charge for the first year only. The gross and net expense ratios for the Fund are as follows: 1.25% (Class A shares); 2.00% (Class C shares); and 1.00% (Class I shares). These expense ratios are as stated in the most recent Prospectus dated January 31, 2018. More recent expense ratios can be found in the Financial Highlights section of this Semi-Annual Report.

18

IVA International Fund	IVA Funds
Portfolio Composition (unaudited)	As of March 31, 2018

Asset Allocation (As a Percent of Total Net Assets)

Sector Allocation (As a Percent of Total Net Assets)

Top 10 Positions (As a Percent of Total Net Assets)(b)

Gold Bullion	7.1%

Bureau Veritas SA	3.6%

Astellas Pharma Inc.	3.4%

Samsung Electronics Co., Ltd.	2.5%

Nestlé SA	2.4%

Airbus SE	2.3%

Alten SA	1.9%

Bolloré SA	1.7%

News Corp., Class ‘A’, Class ‘B’	1.7%

Haw Par Corp. Ltd.	1.6%

Top 10 positions represent 28.2% of total net assets.
(a)	Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.
(b)	Short-Term Investments are not included.

19

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2018

	SHARES	DESCRIPTION	FAIR VALUE
COMMON STOCKS – 67.4%

Australia | 0.1%
	4,854,826	WPP AUNZ Ltd.	$3,437,272

Bermuda | 0.9%
	976,326	Jardine Strategic Holdings Ltd.	37,562,902

Brazil | 0.2%
	1,059,500	TOTVS SA	9,181,510

Canada | 0.2%
	3,307,348	Uranium Participation Corp. (a)	9,909,080

Chile | 0.4%
	551,948	Compañía Cervecerías Unidas SA, ADR	16,232,791

China | 2.5%
	129,029	Baidu Inc., ADR (a)	28,797,983

	40,065,030	Clear Media Ltd. (b)	30,805,774

	2,370,186	Phoenix New Media Ltd., ADR (a)	10,310,309

	59,788,000	Phoenix Satellite Television Holdings Ltd.	6,834,198

	108,509,000	Springland International Holdings Ltd.	25,981,809

			102,730,073

France | 12.0%
	824,765	Alten SA	79,541,062

	1,494,702	Altran Technologies SA	22,153,538

	12,963,316	Bolloré SA	69,182,799

	74,288	Bolloré SA NV (a)	396,127

	5,779,454	Bureau Veritas SA	150,295,309

	1,308,577	Criteo SA, ADR (a)	33,813,630

	157,235	DOM Security SA (b)	11,725,111

	804,327	Engie SA	13,437,514

	30,023	Financière de l’Odet SA	37,532,627

	45,158	Robertet SA	27,833,499

	5,900	Robertet SA-CI (c)	2,831,265

	300,428	Séché Environnement SA	11,095,846

	167,314	Sodexo SA	16,880,650

	155,834	Thales SA	18,988,812

			495,707,789

Germany | 1.2%
	311,241	Bayerische Motoren Werke AG	33,777,527

	130,556	Siemens AG	16,652,437

			50,429,964

20	See Notes to Financial Statements.

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2018

	SHARES	DESCRIPTION	FAIR VALUE

Hong Kong | 1.3%
	51,262,000	APT Satellite Holdings Ltd. (b)	$23,531,251

		Asia Satellite Telecommunications
	15,821,000	Holdings Ltd.	14,033,209

	9,918,917	Hongkong & Shanghai Hotels Ltd.	15,235,769

			52,800,229

India | 0.8%
	425,750	Bajaj Holdings and Investment Ltd.	17,550,642

	47,141,230	South Indian Bank Ltd.	16,601,555

			34,152,197

Indonesia | 0.3%
	288,943,800	PT Bank Bukopin Tbk	12,203,796

Ireland | 1.4%
	9,429,378	AIB Group Plc	56,857,684

Japan | 14.3%
	627,170	Arcland Sakamoto Co., Ltd.	10,152,176

	160,500	As One Corp.	10,400,509

	9,038,100	Astellas Pharma Inc.	138,795,257

	242,600	Azbil Corp.	11,425,239

	73,800	The Bank of Okinawa Ltd.	3,158,559

	326,700	Benesse Holdings Inc.	11,876,392

	645,900	Doshisha Co., Ltd.	14,793,192

	591,800	EPS Holdings Inc.	12,114,889

	4,019,800	F@N Communications Inc. (b)	27,005,907

	145,900	FANUC Corp.	37,132,814

	1,188,000	Fujitec Co., Ltd.	15,825,033

	1,145,200	Hi-Lex Corp.	30,762,035

	508,500	Icom Inc.	12,595,589

	105,900	Medikit Co., Ltd.	5,966,870

	1,080,200	Miraca Holdings Inc.	42,544,818

	224,300	Nitto Kohki Co., Ltd.	6,223,526

	268,900	Okinawa Cellular Telephone Co.	9,821,966

	551,800	Retail Partners Co., Ltd.	7,868,526

	1,011,000	Rohto Pharmaceutical Co., Ltd.	28,414,737

	258,600	San-A Co., Ltd.	14,932,842

	52,700	Sankyo Co., Ltd.	1,839,065

	10,600	Secom Joshinetsu Co., Ltd.	373,191

	276,000	Seven & i Holdings Co., Ltd.	11,841,754

	495,575	Shingakukai Co., Ltd.	2,809,955

	300,650	Shofu Inc.	4,136,427

	4,500	SK Kaken Co., Ltd.	477,219

	349,500	Sumitomo Seika Chemicals Co., Ltd.	16,816,661

	556,900	Techno Medica Co., Ltd. (b)	10,699,941

	752,700	Toho Co., Ltd.	25,142,084

See Notes to Financial Statements.	21

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2018

	SHARES	DESCRIPTION	FAIR VALUE

Japan | 14.3% (continued)

	255,200	Transcosmos Inc.	$6,678,244

	8,366,000	Yahoo Japan Corp.	39,257,269

	821,600	Yondoshi Holdings Inc.	21,269,472

			593,152,158

Malaysia | 0.9%
	30,431,200	Genting Malaysia Berhad	38,315,894

Mexico | 2.5%
	1,903,072	Corporativo Fragua, SAB de CV (c)	24,599,665

	11,886,535	Grupo Comercial Chedraui SAB de CV	25,420,161

	7,065,300	Kimberly-Clark de México SAB de CV, Class ‘A’	13,355,584

		Promotora y Operadora de
	2,472,175	Infraestructura SAB de CV	24,683,652

	5,562,900	Quálitas Controladora, SAB de CV	15,493,310

			103,552,372

Netherlands | 3.3%
	834,110	Airbus SE	96,509,598

	1,404,351	Royal Boskalis Westminster N.V.	41,170,171

			137,679,769

Singapore | 2.9%
	42,447,700	First Resources Ltd.	54,491,626

	7,043,020	Haw Par Corp. Ltd.	67,386,497

			121,878,123

South Africa | 0.6%
	2,444,574	Net 1 U.E.P.S. Technologies Inc. (a)	23,125,670

South Korea | 9.3%
	1,001,220	Daou Technology Inc.	20,789,946

	113,154	DONGKOOK Pharmaceutical Co., Ltd.	7,520,544

	100,598	Fursys Inc.	2,992,722

	268,785	Hyundai Mobis Co., Ltd.	64,172,993

	185,236	Hyundai Motor Co.	25,045,512

	2,314,680	Kangwon Land Inc.	59,467,403

	135,156	KIWOOM Securities Co., Ltd.	13,662,255

	611,781	KT&G Corp.	57,344,410

	44,984	Samsung Electronics Co., Ltd.	104,828,778

	1,161,012	WHANIN Pharmaceutical Co., Ltd. (b)	27,486,733

			383,311,296

Switzerland | 4.4%
	347,236	Compagnie Financière Richemont SA	31,192,307

	1,271,232	Nestlé SA	100,638,846

	2,755,821	UBS Group AG	48,525,009

			180,356,162

22	See Notes to Financial Statements.

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2018

	SHARES		DESCRIPTION	FAIR VALUE

Thailand | 0.3%
	30,705,300		Thaicom PCL	$11,704,753

United Kingdom | 4.9%
	4,417,688		Antofagasta Plc	57,189,362

	2,237,310		HSBC Holdings Plc	20,914,064

	757,862		Jardine Lloyd Thompson Group Plc	13,642,289

	6,714,448		Millennium & Copthorne Hotels Plc	50,591,307

	3,380,200		Mitie Group Plc	7,542,938

	3,218,860		WPP Plc	51,160,571

				201,040,531

United States | 2.7%
	3,096,223		News Corp., Class ‘A’	48,920,324

	1,216,344		News Corp., Class ‘B’	19,583,138

	689,199		Schlumberger Ltd.	44,646,311

				113,149,773

			TOTAL COMMON STOCKS
			(Cost — $2,212,844,340)	2,788,471,788

	RIGHTS
RIGHTS – 0.0%

France | 0.0%
	534,911		Altran Technologies SA (a)	895,258

			TOTAL RIGHTS
			(Cost — $0)	895,258

	PRINCIPAL
	AMOUNT
CORPORATE NOTES & BONDS – 1.7%

Norway | 0.0%
			Golden Close Maritime Corp. Ltd.,
	80,974	USD	8% due 3/29/2022 (12% PIK) (d)(e)	74,496

South Africa | 0.5%
			Gold Fields Orogen Holding (BVI) Ltd.,
	23,118,000	USD	4.875% due 10/7/2020 (d)	23,337,621

United Kingdom | 0.4%
			Avanti Communications Group Plc:
	5,728,395	USD	10% due 10/1/2021 (15% PIK) (c)(d)(e)	4,625,679

	9,858,784	USD	12% due 10/1/2023 (17.5% PIK) (c)(d)(e)	2,341,461

			Ensco Plc:
	3,581,000	USD	4.5% due 10/1/2024	2,891,657

	6,857,000	USD	5.2% due 3/15/2025	5,614,169

				15,472,966

See Notes to Financial Statements.	23

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2018

	PRINCIPAL
	AMOUNT		DESCRIPTION	FAIR VALUE

United States | 0.8%
			Intelsat Jackson Holdings SA:
	4,096,000	USD	7.5% due 4/1/2021	$3,727,360

	13,873,000	USD	5.5% due 8/1/2023	11,271,812

			Rowan Cos., Inc.:
	8,168,000	USD	4.875% due 6/1/2022	7,473,720

	4,796,000	USD	4.75% due 1/15/2024	4,016,650

	7,243,000	USD	7.375% due 6/15/2025	6,826,528

				33,316,070

			TOTAL CORPORATE NOTES & BONDS
			(Cost — $76,225,318)	72,201,153

CONVERTIBLE BONDS – 0.3%

Norway | 0.0%
			Golden Close Maritime Corp. Ltd.,
	251,952	USD	0% due 3/29/2022 (a)(c)(d)	57,949

United Kingdom | 0.3%
	15,059,000	USD	Ensco Jersey Finance Ltd., 3% due 1/31/2024	12,103,671

			TOTAL CONVERTIBLE BONDS
			(Cost — $12,890,100)	12,161,620

SOVEREIGN AND SUPRANATIONAL BONDS – 0.5%

Luxembourg | 0.1%
			European Investment Bank,
	37,500,000	NOK	1.125% due 5/15/2020	4,783,307

Singapore | 0.4%
			Government of Singapore,
	21,142,000	SGD	0.5% due 4/1/2018	16,121,712

			TOTAL SOVEREIGN AND SUPRANATIONAL BONDS
			(Cost — $20,203,427)	20,905,019

	OUNCES
COMMODITIES | 7.1%
	220,108		Gold Bullion (a)	291,975,120

			TOTAL COMMODITIES
			(Cost — $308,169,069)	291,975,120

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 21.4%

Commercial Paper | 21.3%
	25,000,000	USD	Alphabet Inc., 1.66% due 4/2/2018 (d)	24,995,236

			Apple Inc.:
	25,000,000	USD	1.59% due 4/10/2018 (d)	24,985,533

	25,000,000	USD	1.78% due 4/27/2018 (d)	24,962,884

	25,000,000	USD	1.82% due 5/3/2018 (d)	24,954,840

24	See Notes to Financial Statements.

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2018

PRINCIPAL
AMOUNT		DESCRIPTION	FAIR VALUE

Commercial Paper | 21.3% (continued)

		AstraZeneca Plc:
25,000,000	USD	1.87% due 4/2/2018 (d)	$24,995,153

25,000,000	USD	2.08% due 4/3/2018 (d)	24,993,923

25,000,000	USD	2.21% due 4/6/2018 (d)	24,990,194

25,000,000	USD	Clorox Co., 2.3% due 5/1/2018 (d)	24,947,544

		Eli Lilly & Co.:
25,000,000	USD	1.62% due 4/5/2018 (d)	24,991,590

25,000,000	USD	1.65% due 4/6/2018 (d)	24,990,361

25,000,000	USD	1.73% due 4/13/2018 (d)	24,981,563

25,000,000	USD	1.77% due 4/16/2018 (d)	24,977,600

25,000,000	USD	Engie SA, 1.8% due 4/20/2018 (d)	24,971,568

		Exxon Mobil Corp.:
25,000,000	USD	1.6% due 4/3/2018	24,994,219

25,000,000	USD	1.77% due 4/9/2018	24,986,701

25,000,000	USD	1.77% due 4/12/2018	24,982,714

25,000,000	USD	1.81% due 4/17/2018	24,976,303

		Honeywell International Inc.:
25,000,000	USD	1.8% due 4/10/2018 (d)	24,985,208

25,000,000	USD	1.8% due 4/26/2018 (d)	24,963,347

		LVMH Moët Hennessy Louis Vuitton SE,
25,000,000	USD	1.85% due 4/11/2018 (d)	24,983,479

		Novartis Finance Corp.:
25,000,000	USD	1.8% due 4/18/2018 (d)	24,974,903

25,000,000	USD	1.86% due 4/23/2018 (d)	24,968,004

25,000,000	USD	Pfizer Inc., 1.82% due 5/1/2018 (d)	24,956,802

25,000,000	USD	Praxair Inc., 1.8% due 4/19/2018	24,972,992

25,000,000	USD	Proctor & Gamble Co., 1.88% due 5/21/2018 (d)	24,929,407

		Roche Holdings, Inc.:
25,000,000	USD	1.57% due 4/3/2018 (d)	24,994,028

25,000,000	USD	1.78% due 4/19/2018 (d)	24,973,546

		Shell International Finance BV, 1.73%
25,000,000	USD	due 4/4/2018 (d)	24,992,812

		Unilever Capital Corp.:
25,000,000	USD	1.58% due 4/4/2018 (d)	24,992,729

25,000,000	USD	1.7% due 4/17/2018 (d)	24,975,999

		United Healthcare Co.:
25,000,000	USD	1.85% due 4/11/2018 (d)	24,981,583

25,000,000	USD	2.03% due 4/18/2018 (d)	24,970,931

		United Parcel Service Inc.,
5,000,000	USD	1.25% due 4/3/2018 (d)	4,998,792

		Wal-Mart Stores Inc.:
25,000,000	USD	1.62% due 4/9/2018 (d)	24,986,173

25,000,000	USD	1.85% due 4/16/2018 (d)	24,976,788

25,000,000	USD	1.87% due 4/24/2018 (d)	24,965,604

			879,221,053

See Notes to Financial Statements.	25

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2018

	PRINCIPAL
	AMOUNT		DESCRIPTION	FAIR VALUE

Treasury Bills | 0.1%
	4,000,000	USD	U.S. Treasury Bill, due 6/7/2018 (f)	$3,987,850

			TOTAL SHORT-TERM INVESTMENTS
			(Cost — $883,355,671)	883,208,903

			TOTAL INVESTMENTS — 98.4%
			(Cost — $3,513,687,925)	4,069,818,861

			Other Assets In Excess of
			Liabilities — 1.6%	65,763,721

			TOTAL NET ASSETS — 100.0%	$4,135,582,582

The IVA International Fund had the following open forward foreign currency contracts at March 31, 2018:

FOREIGN		SETTLEMENT DATES		LOCAL CURRENCY	USD	USD VALUE AT MARCH 31,	NET UNREALIZED APPRECIATION/
CURRENCY	COUNTERPARTY	THROUGH		AMOUNT	EQUIVALENT	2018	(DEPRECIATION)

Contracts to Sell:
Australian	State Street
dollar	Bank &
	Trust Co.	06/07/2018	AUD	37,002,000	$28,671,132	$28,422,468	$248,664

	State Street
euro	Bank &
	Trust Co.	06/07/2018	EUR	58,313,000	71,540,429	72,081,618	(541,189)

Japanese	State Street
yen	Bank &
	Trust Co.	06/07/2018	JPY	21,885,600,000	205,878,242	206,541,901	(663,659)

South	State Street
Korean	Bank &
won	Trust Co.	04/09/2018	KRW	123,629,000,000	114,110,617	116,331,680	(2,221,063)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(3,177,247)

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
AUD	—	Australian dollar
CI	—	Investment certificates (non-voting)
EUR	—	euro
JPY	—	Japanese yen
KRW	—	South Korean won
NOK	—	Norwegian krone
NV	—	Non-voting
PIK	—	Payment-in-kind
SGD	—	Singapore dollar
USD	—	United States dollar

26	See Notes to Financial Statements.

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2018

(a)	Non-income producing investment.
(b)	Issuer of the security is an affiliate of the IVA International Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA International Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates

SECURITY	SHARES HELD AT SEPTEMBER 30, 2017	SHARE ADDITIONS	SHARE REDUCTIONS	SHARES HELD AT MARCH 31, 2018	FAIR VALUE AT MARCH 31, 2018	REALIZED GAIN	CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION)	DIVIDEND INCOME*

APT Satellite
Holdings
Ltd. **	40,491,000	10,771,000	—	51,262,000	$23,531,251	—	$(322,958)	—

Clear
Media
Ltd.	40,065,030	—	—	40,065,030	30,805,774	—	(15,457,037)	—

DOM
Security
SA	160,250	—	3,015	157,235	11,725,111	$140,280	253,884	—

F@N
Communications
Inc.**	3,598,100	421,700	—	4,019,800	27,005,907	—	(16,088,936)	$603,388

Techno
Medica
Co., Ltd.	556,900	—	—	556,900	10,699,941	—	1,098,644	225,455

WHANIN
Pharmaceutical
Co., Ltd.	816,196	344,816	—	1,161,012	27,486,733	—	4,930,017	324,245

Total					$131,254,717	$140,280	$(25,586,386)	$1,153,088

*	Dividend income is gross of withholding taxes.
**	Non-affiliated at September 30, 2017.

(c)	Security is deemed illiquid. As of March 31, 2018, the value of these illiquid securities amounted to 0.8% of total net assets.
(d)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(e)	Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.
(f)	This security is held at the custodian as collateral for forward foreign currency contracts sold. As of March 31, 2018, portfolio securities valued at $3,987,850 were segregated to cover collateral requirements.

See Notes to Financial Statements.	27

Statement of Assets and Liabilities (unaudited)	IVA Funds

March 31, 2018

	IVA	IVA
	Worldwide	International
	Fund	Fund

Assets:
Long-term investments, at cost:
Non-affiliated securities	$2,914,735,363	$2,207,389,080

Affiliated securities	—	114,774,105

Commodities	489,270,339	308,169,069

Short-term investments, at cost	3,193,723,627	879,367,805

Collateral for open foreign forward currency contracts, at cost	3,987,866	3,987,866

Foreign currency, at cost	750,757	1,265,081

Long-term investments, at fair value:
Non-affiliated securities	$4,452,710,606	$2,763,380,121

Affiliated securities	—	131,254,717

Commodities	465,039,277	291,975,120

Short-term investments, at fair value	3,193,150,900	879,221,053

Collateral for open foreign forward currency contracts, at fair value	3,987,850	3,987,850

Foreign currency, at fair value	717,314	1,257,990

Cash	17,918,013	12,316,865

Receivable for investments sold	56,563,655	44,693,089

Dividends and interest receivable	22,798,832	18,903,593

Receivable for fund shares sold	4,556,668	7,432,606

Prepaid expenses	153,221	118,049

Total assets	$8,217,596,336	$4,154,541,053
Liabilities:
Payable for investments purchased	$9,456,822	$10,274,530

Unrealized depreciation on open forward foreign currency contracts	3,092,988	3,177,247

Payable for fund shares repurchased	2,645,748	1,796,691

Accrued investment advisory fees	6,308,274	3,156,962

Accrued distribution and service fees	955,577	92,993

Accrued expenses and other liabilities	1,088,060	460,048

Total liabilities	23,547,469	18,958,471

Net Assets	$8,194,048,867	$4,135,582,582

Net Assets Consist of:
Par value ($0.001 per share)	$434,681	$232,502

Additional paid-in-capital	6,498,447,637	3,563,386,421

Distributions in excess of net investment income	(10,112,742)	(40,993,250)

Accumulated net realized gain on investments and foreign
currency transactions	195,110,576	59,918,005

Unrealized appreciation from investments and foreign
currency translation	1,510,168,715	553,038,904

Net Assets	$8,194,048,867	$4,135,582,582

Net Asset Value Per Share:
Class A
Net assets	$1,293,616,860	$222,486,454

Shares outstanding	68,636,338	12,523,070

Net asset value per share	$18.85	$17.76

Maximum offering price per share (with a maximum initial
sales charge of 5.00%)	$19.84	$18.69

Class C
Net assets	$788,481,872	$52,795,684

Shares outstanding	42,775,879	3,026,681

Net asset value per share	$18.43	$17.44

Class I
Net assets	$6,111,950,135	$3,860,300,444

Shares outstanding	323,269,205	216,951,877

Net asset value per share	$18.90	$17.79

28	See Notes to Financial Statements.

Statements of Operations (unaudited)	IVA Funds

For the Six Months Ended March 31, 2018

	IVA	IVA
	Worldwide	International
	Fund	Fund

Investment Income:
Interest	$29,447,862	$11,724,808

Dividends:
Non-affiliated securities	29,996,956	20,710,876

Affiliated securities	—	1,153,088

Other income	88,490	7,010

Less: Foreign taxes withheld	(2,213,297)	(2,105,173)

Total income	57,320,011	31,490,609

Expenses:
Investment advisory fees	37,467,714	18,930,498

Distribution and service fees:
Class A	1,765,308	321,971

Class C	4,150,056	284,985

Trustee fees	141,739	69,804

Other expenses	3,792,362	1,955,568

Total expenses	47,317,179	21,562,826

Net investment income	10,002,832	9,927,783

Net Realized and Change in Unrealized Gain (Loss)
on Investments and Foreign Currency including
Forward Foreign Currency Contracts:
Net realized gain (loss) on:
Investments:
Non-affiliated securities	236,236,563	84,702,623

Affiliated securities	—	140,280

Commodities	(3,102,023)	—

Forward foreign currency contracts and other foreign
currency transactions	(9,420,093)	(9,903,932)

Net realized gain	223,714,447	74,938,971

Net change in unrealized appreciation
(depreciation) from:
Investments from:
Non-affiliated investments (net of change in foreign
capital gains tax of $0 and $403,044, respectively)	(5,553,139)	40,546,979

Affiliated investments	—	(25,586,386)
Forward foreign currency contracts and other foreign
currency translation	(8,694,606)	(9,687,120)

Net change in unrealized appreciation (depreciation)	(14,247,745)	5,273,473

Net realized and change in unrealized gain on
investments and foreign currency including forward
foreign currency contracts	209,466,702	80,212,444

Increase in net assets resulting from operations	$219,469,534	$90,140,227

See Notes to Financial Statements.	29

Statements of Changes in Net Assets (unaudited)	IVA Funds

	IVA Worldwide Fund		IVA International Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,
	2018	2017	2018	2017

Operations:
Net investment income	$10,002,832	$24,517,493	$9,927,783	$27,902,005

Net realized gain	223,714,447	257,813,336	74,938,971	87,142,584

Net change in unrealized
appreciation (depreciation)	(14,247,745)	581,100,166	5,273,473	340,641,579

Increase in net assets
resulting from operations	219,469,534	863,430,995	90,140,227	455,686,168

Distributions to Shareholders:
Net investment income:
Class A	(2,470,951)	—	(3,555,502)	(525,799)

Class C	—	—	(371,681)	—

Class I	(24,316,053)	—	(60,963,185)	(15,088,423)

Net realized gain on investments:
Class A	(42,721,912)	(17,728,642)	(5,395,911)	(2,849,058)

Class C	(25,071,725)	(11,449,984)	(1,199,942)	(687,112)

Class I	(175,440,656)	(63,473,207)	(78,629,981)	(36,195,143)

Decrease in net assets resulting
from distributions	(270,021,297)	(92,651,833)	(150,116,202)	(55,345,535)

Capital Share Transactions:
Proceeds from shares sold	788,805,208	1,105,685,568	383,345,958	540,588,810

Reinvestment of distributions	226,638,792	77,811,419	129,510,998	48,144,225

Cost of shares repurchased	(1,001,188,858)	(2,000,869,455)	(520,352,500)	(776,562,572)

Increase (decrease) in net assets
from capital share transactions	14,255,142	(817,372,468)	(7,495,544)	(187,829,537)

Increase (decrease) in net assets	(36,296,621)	(46,593,306)	(67,471,519)	212,511,096

Net Assets:
Beginning of period	$8,230,345,488	$8,276,938,794	$4,203,054,101	$3,990,543,005

End of period	$8,194,048,867	$8,230,345,488	$4,135,582,582	$4,203,054,101

Undistributed (distributions in
excess of) net investment income	$(10,112,742)	$6,671,430	$(40,993,250)	$13,969,335

30	See Notes to Financial Statements.

Financial Highlights (unaudited)	IVA Funds

IVA Worldwide Fund — Class A

For a share of each class of beneficial interest outstanding:

	Six Months Ended		Year Ended September 30,

	March 31, 2018		2017	2016	2015	2014	2013

Net asset value,
beginning of period	$18.96		$17.26	$16.87	$18.54	$17.91	$16.18

Increase (decrease) from
investment operations:(a)
Net investment income(b)	0.01		0.04	0.09	0.02	0.03	0.12
Net realized and unrealized
gain (loss)	0.48		1.86	1.01	(0.77)	1.35	2.08

Increase (decrease) from
investment operations	0.49		1.90	1.10	(0.75)	1.38	2.20

Decrease from distributions:
Net investment income	(0.03)		—	(0.23)	(0.21)	(0.20)	(0.30)
Net realized gain on
investments	(0.57)		(0.20)	(0.48)	(0.71)	(0.55)	(0.17)

Decrease from distributions	(0.60)		(0.20)	(0.71)	(0.92)	(0.75)	(0.47)

Net asset value, end
of period	$18.85		$18.96	$17.26	$16.87	$18.54	$17.91

Total return(c)	2.60%		11.12%	6.75%	(4.21)%	8.00%	14.02%
Ratios to average net assets:
Operating expenses	1.24	%(d)	1.25%	1.25%	1.25%	1.26%	1.27%
Net investment income	0.11	%(d)	0.21%	0.52%	0.09%	0.14%	0.72%
Supplemental data:
Portfolio turnover rate	10.7%		13.9%	29.7%	30.3%	22.5%	26.3%
Net assets, end of
period (000’s)	$1,293,617		$1,512,543	$1,587,209	$1,815,439	$2,083,683	$2,378,045

(a)	The amounts shown for a share outstanding may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.
(b)	Calculated using average daily shares outstanding.
(c)	Total return assumes reinvestment of all distributions and does not reflect an initial sales charge. Total returns for periods of less than one year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.	31

Financial Highlights (unaudited)	IVA Funds

IVA Worldwide Fund — Class C

For a share of each class of beneficial interest outstanding:

	Six Months Ended		Year Ended September 30,

	March 31, 2018		2017	2016	2015	2014	2013

Net asset value,
beginning of period	$18.59		$17.05	$16.67	$18.33	$17.71	$16.01

Increase (decrease) from
investment operations:(a)
Net investment loss(b)	(0.06)		(0.10)	(0.04)	(0.12)	(0.11)	(0.01)
Net realized and unrealized
gain (loss)	0.47		1.84	1.00	(0.76)	1.35	2.07

Increase (decrease) from
investment operations	0.41		1.74	0.96	(0.88)	1.24	2.06

Decrease from distributions:
Net investment income	—		—	(0.10)	(0.07)	(0.07)	(0.19)
Net realized gain on
investments	(0.57)		(0.20)	(0.48)	(0.71)	(0.55)	(0.17)

Decrease from distributions	(0.57)		(0.20)	(0.58)	(0.78)	(0.62)	(0.36)

Net asset value, end
of period	$18.43		$18.59	$17.05	$16.67	$18.33	$17.71

Total return(c)	2.19%		10.31%	5.93%	(4.96)%	7.23%	13.13%
Ratios to average net assets:
Operating expenses	1.99	%(d)	2.00%	2.00%	2.00%	2.01%	2.02%
Net investment loss	(0.63	)%(d)	(0.55)%	(0.23)%	(0.67)%	(0.61)%	(0.03)%
Supplemental data:
Portfolio turnover rate	10.7%		13.9%	29.7%	30.3%	22.5%	26.3%
Net assets, end of
period (000’s)	$788,482		$856,801	$1,037,758	$1,201,687	$1,431,328	$1,380,608

(a)	The amounts shown for a share outstanding may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.
(b)	Calculated using average daily shares outstanding.
(c)	Total return assumes reinvestment of all distributions and does not reflect a contingent deferred sales charge. Total returns for periods of less than one year are not annualized.
(d)	Annualized.

32	See Notes to Financial Statements.

Financial Highlights (unaudited)	IVA Funds

IVA Worldwide Fund — Class I

For a share of each class of beneficial interest outstanding:

	Six Months Ended		Year Ended September 30,

	March 31, 2018		2017	2016	2015	2014	2013

Net asset value,
beginning of period	$19.04		$17.28	$16.90	$18.57	$17.94	$16.21

Increase (decrease) from
investment operations:(a)
Net investment income(b)	0.04		0.08	0.13	0.06	0.07	0.16
Net realized and unrealized
gain (loss)	0.47		1.88	1.00	(0.77)	1.36	2.08

Increase (decrease) from
investment operations	0.51		1.96	1.13	(0.71)	1.43	2.24

Decrease from distributions:
Net investment income	(0.08)		—	(0.27)	(0.25)	(0.25)	(0.34)
Net realized gain on
investments	(0.57)		(0.20)	(0.48)	(0.71)	(0.55)	(0.17)

Decrease from distributions	(0.65)		(0.20)	(0.75)	(0.96)	(0.80)	(0.51)

Net asset value, end
of period	$18.90		$19.04	$17.28	$16.90	$18.57	$17.94

Total return(c)	2.67%		11.46%	6.96%	(3.95)%	8.25%	14.28%
Ratios to average net assets:
Operating expenses	0.99	%(d)	1.00%	1.00%	1.00%	1.01%	1.02%
Net investment income	0.39	%(d)	0.47%	0.77%	0.34%	0.39%	0.97%
Supplemental data:
Portfolio turnover rate	10.7%		13.9%	29.7%	30.3%	22.5%	26.3%
Net assets, end of
period (000’s)	$6,111,950		$5,861,001	$5,651,971	$6,068,916	$6,845,786	$5,443,865

(a)
The amounts shown for a share outstanding may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.

(b)	Calculated using average daily shares outstanding.
(c)	Total return assumes reinvestment of all distributions. Total returns for periods of less than one year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.	33

Financial Highlights (unaudited)	IVA Funds

IVA International Fund — Class A

For a share of each class of beneficial interest outstanding:

	Six Months Ended		Year Ended September 30,

	March 31, 2018		2017	2016	2015	2014	2013

Net asset value,
beginning of period	$18.02		$16.28	$16.39	$17.84	$17.39	$15.95

Increase (decrease) from
investment operations:(a)
Net investment income(b)	0.02		0.08	0.07	0.12	0.08	0.16
Net realized and unrealized
gain (loss)	0.33		1.86	0.86	(0.55)	1.10	2.00

Increase (decrease) from
investment operations	0.35		1.94	0.93	(0.43)	1.18	2.16

Decrease from distributions:
Net investment income	(0.24)		(0.03)	(0.41)	(0.47)	(0.41)	(0.44)
Net realized gain on
investments	(0.37)		(0.17)	(0.63)	(0.55)	(0.32)	(0.28)

Decrease from distributions	(0.61)		(0.20)	(1.04)	(1.02)	(0.73)	(0.72)

Net asset value, end
of period	$17.76		$18.02	$16.28	$16.39	$17.84	$17.39

Total return(c)	1.98%		12.09%	5.93%	(2.37)%	7.05%	14.09%
Ratios to average net assets:
Operating expenses	1.25	%(d)	1.25%	1.24%	1.25%	1.26%	1.26%
Net investment income	0.20	%(d)	0.48%	0.41%	0.70%	0.45%	0.97%
Supplemental data:
Portfolio turnover rate	10.4%		22.7%	34.9%	27.6%	23.4%	40.1%
Net assets, end of
period (000’s)	$222,486		$269,160	$282,567	$466,336	$391,494	$377,043

(a)
The amounts shown for a share outstanding may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.

(b)	Calculated using average daily shares outstanding.
(c)	Total return assumes reinvestment of all distributions and does not reflect an initial sales charge. Total returns for periods of less than one year are not annualized.
(d)	Annualized.

34	See Notes to Financial Statements.

Financial Highlights (unaudited)	IVA Funds

IVA International Fund — Class C

For a share of each class of beneficial interest outstanding:

	Six Months Ended		Year Ended September 30,

	March 31, 2018		2017	2016	2015	2014	2013

Net asset value,
beginning of period	$17.64		$16.03	$16.14	$17.58	$17.14	$15.74

Increase (decrease) from
investment operations:(a)
Net investment
income (loss)(b)	(0.05)		(0.05)	(0.03)	(0.02)	(0.06)	0.04
Net realized and unrealized
gain (loss)	0.33		1.83	0.83	(0.53)	1.11	1.96

Increase (decrease) from
investment operations	0.28		1.78	0.80	(0.55)	1.05	2.00

Decrease from distributions:
Net investment income	(0.11)		–	(0.28)	(0.34)	(0.29)	(0.32)
Net realized gain on
investments	(0.37)		(0.17)	(0.63)	(0.55)	(0.32)	(0.28)

Decrease from distributions	(0.48)		(0.17)	(0.91)	(0.89)	(0.61)	(0.60)

Net asset value, end
of period	$17.44		$17.64	$16.03	$16.14	$17.58	$17.14

Total return(c)	1.62%		11.24%	5.17%	(3.14)%	6.29%	13.18%
Ratios to average net assets:
Operating expenses	2.00	%(d)	2.00%	1.99%	2.00%	2.01%	2.01%
Net investment income (loss)	(0.53	)%(d)	(0.29)%	(0.19)%	(0.11)%	(0.32)%	0.26%
Supplemental data:
Portfolio turnover rate	10.4%		22.7%	34.9%	27.6%	23.4%	40.1%
Net assets, end of
period (000’s)	$52,796		$59,467	$68,878	$73,818	$82,359	$81,804

(a)
The amounts shown for a share outstanding may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.

(b)	Calculated using average daily shares outstanding.
(c)	Total return assumes reinvestment of all distributions and does not reflect a contingent deferred sales charge. Total returns for periods of less than one year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.	35

Financial Highlights (unaudited)	IVA Funds

IVA International Fund — Class I

For a share of each class of beneficial interest outstanding:

	Six Months Ended		Year Ended September 30,

Net asset value,	March 31, 2018		2017	2016	2015	2014	2013

Net asset value,
beginning of period	$18.06		$16.32	$16.43	$17.89	$17.43	$15.99

Increase (decrease) from
investment operations:(a)
Net investment income(b)	0.05		0.12	0.13	0.16	0.12	0.21
Net realized and unrealized
gain (loss)	0.34		1.86	0.84	(0.55)	1.12	1.99

Increase (decrease) from
investment operations	0.39		1.98	0.97	(0.39)	1.24	2.20

Decrease from distributions:
Net investment income	(0.29)		(0.07)	(0.45)	(0.52)	(0.46)	(0.48)
Net realized gain on
investments	(0.37)		(0.17)	(0.63)	(0.55)	(0.32)	(0.28)

Decrease from distributions	(0.66)		(0.24)	(1.08)	(1.07)	(0.78)	(0.76)

Net asset value, end
of period	$17.79		$18.06	$16.32	$16.43	$17.89	$17.43

Total return(c)	2.16%		12.34%	6.20%	(2.16)%	7.36%	14.34%
Ratios to average net assets:
Operating expenses	1.00	%(d)	1.00%	0.99%	1.00%	1.01%	1.01%
Net investment income	0.50	%(d)	0.74%	0.85%	0.92%	0.69%	1.31%
Supplemental data:
Portfolio turnover rate	10.4%		22.7%	34.9%	27.6%	23.4%	40.1%
Net assets, end of
period (000’s)	$3,860,300		$3,874,426	$3,639,098	$3,164,053	$3,136,324	$2,847,380

(a)
The amounts shown for a share outstanding may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.

(b)	Calculated using average daily shares outstanding.
(c)	Total return assumes reinvestment of all distributions. Total returns for periods of less than one year are not annualized.
(d)	Annualized.

36	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)	IVA Funds

Note 1 – Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each a diversified investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a Massachusetts business trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). In accordance with U.S. GAAP, each Fund has been defined as an investment company and as such complies with investment company and reporting guidance of the Financial Accounting Standards Board. As of result, there are no changes to measurement or disclosure required in the Funds’ financial statements.

Use of Estimates. Preparation of these financial statements in conformity with U.S. GAAP requires the Funds’ management to make estimates and assumptions that may affect the amounts reported in the financial statements and related notes. Actual results could differ from these estimates.

Valuation of the Funds. The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Listed equity and rights securities are generally valued at the last sale price on the exchange that is the primary market for such securities. Equity securities listed on the NASDAQ Stock Exchange (“NASDAQ”) are generally valued using the NASDAQ Official Closing Price (“NOCP”). If no sales or NOCPs are reported during the day, equity and rights securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively. Over-the-counter (“OTC”) equity securities not listed on NASDAQ are generally valued at the mean of the last available bid and asked quotations on the market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively.

Precious metals, including gold bullion, are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Debt securities, other than commercial paper, for which market quotations are readily available are generally valued at the evaluated mean primarily based on the last bid and asked prices received from an independent pricing service. When no asked price is available, debt securities are valued at the evaluated bid price alone. Commercial paper is generally valued at the evaluated bid price provided by an independent pricing service. An evaluated price may include a variety of factors including the issue’s coupon rate, maturity, credit rating, yield, trade data, quoted prices of similar fixed income securities, and any other relevant market or security specific information.

Forward foreign currency contracts are valued at the current cost of offsetting such contracts.

The value of any investment that is listed or traded on more than one exchange or market is based on the exchange or market determined by International Value Advisers, LLC (the “Adviser”) to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

37

Notes to Financial Statements (unaudited)	IVA Funds

The Board of Trustees of the Trust (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of officers of the Adviser to which it has delegated the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. The Committee may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Committee may determine that there has been a significant decrease in the volume and level of activity for an asset or liability whereby transactions or quoted prices may not be determinative of fair value. The Committee may determine the fair value of investments based on information provided by pricing services and other third parties, including broker-dealers and other market intermediaries, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours or securities for which there is a foreign market holiday when the NYSE is open, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds.

Fair Value Measurement. The Funds adhere to U.S. GAAP fair value accounting standards that establish a single definition of fair value, create a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ assets and liabilities, and require additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 –	last traded/quoted prices in active markets for identical unrestricted investments
•	Level 2 –	other significant observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, other observable market data, etc.)
•	Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s

ASSETS	Last Traded/Quoted Prices in Active Markets for Identical Unrestricted Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common stocks:
Foreign	$93,039,047	$2,484,692,798	—	$2,577,731,845
United States	1,726,554,621	—	—	1,726,554,621
Rights	1,164,978	—	—	1,164,978
Corporate notes & bonds	—	139,251,456	—	139,251,456
Convertible bonds	—	8,007,706	—	8,007,706
Commodities	465,039,277	—	—	465,039,277
Short-term investments	—	3,197,138,750	—	3,197,138,750

Total assets	$2,285,797,923	$5,829,090,710	—	$8,114,888,633

LIABILITIES

Unrealized depreciation on
open forward foreign
currency contracts	—	$(3,092,988)	—	$(3,092,988)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2018, the Worldwide Fund had transfers of $2,389,396,995 from Level 1 to Level 2 as a result of significant market movements between the time at which foreign markets closed and the Worldwide Fund valued its securities. For the six months ended March 31, 2018 and the year ended September 30, 2017, there were no Level 3 assets or liabilities held in the Worldwide Fund.

38

Notes to Financial Statements (unaudited)	IVA Funds

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities at fair value:

ASSETS	Last Traded/Quoted Prices in Active Markets for Identical Unrestricted Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common stocks:
Foreign	$131,370,973	$2,543,951,042	—	$2,675,322,015
United States	113,149,773	—	—	113,149,773
Rights	895,258	—	—	895,258
Corporate notes & bonds	—	72,201,153	—	72,201,153
Convertible bonds	—	12,161,620	—	12,161,620
Sovereign and supranational bonds	—	20,905,019	—	20,905,019
Commodities	291,975,120	—	—	291,975,120
Short-term investments	—	883,208,903	—	883,208,903

Total assets	$537,391,124	$3,532,427,737	—	$4,069,818,861

LIABILITIES

Unrealized depreciation on
open forward foreign
currency contracts	—	$(3,177,247)	—	$(3,177,247)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2018, the International Fund had significant transfers of $2,399,025,105 from Level 1 to Level 2 as a result of significant market movements between the time at which foreign markets closed and the International Fund valued its securities. For the six months ended March 31, 2018 and the year ended September 30, 2017, there were no Level 3 assets or liabilities held in the International Fund.

Foreign Currency Translation. Portfolio securities and other assets and liabilities initially valued in currencies other than the U.S. dollar are translated to U.S. dollars using exchange rates obtained from pricing services.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with the net realized and change in unrealized gain or loss on investments.

Net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses from foreign currency translation arise from changes in the fair values of assets and liabilities, other than investments, at the date of valuation, resulting from changes in exchange rates.

Portfolio Transactions and Investment Income. Portfolio transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses on investment transactions are determined by the specific identification method.

Class Allocation. Investment income, realized and unrealized gains and losses, and Fund expenses are allocated daily to the various classes of each Fund pro rata on the basis of relative net assets. Each class bears certain expenses unique to that class. Differences in class-level expenses may result in payment of different per share dividends by each share class.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Accordingly, the nature of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

Federal and Other Taxes. It is each Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

39

Notes to Financial Statements (unaudited)	IVA Funds

The Funds follow the Financial Accounting Standards Board accounting standard for accounting for uncertainty in income taxes. This standard defines the threshold for recognizing tax positions in the financial statements as “more-likely-than-not” to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the “more-likely-than-not” criterion, based on the largest benefit that is more than fifty percent realized. Management has analyzed each Fund’s tax positions taken on federal and state tax returns for all open tax years (generally the current and the prior three tax years) and determined that no provision for income tax would be required in the Funds’ financial statements. Tax-related interest or penalties, if applicable, are to be disclosed in the Statements of Operations. For the six months ended March 31, 2018, the Funds did not incur any tax-related interest or penalties.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Dividend and interest withholding taxes and capital gains taxes incurred, for the six months ended March 31, 2018, can be found in the Statements of Operations.

Forward Foreign Currency Contracts. Each Fund engages in buying and selling forward foreign currency contracts to seek to manage the exposure of investments denominated in non-U.S. currencies against fluctuations in relative value. A forward foreign currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, at a price set at the time of the contract.

Transactions with Affiliates. The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other entities managed by the Adviser pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act. In compliance with these provisions of Rule 17a-7, each cross-trade is executed at the current market price with no remuneration paid in connection with the transaction.

Foreign Investment Risk. Each Fund invests in foreign investments. Foreign investments can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the investments in such Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Custodian Risk. Cash is held at the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”). The Funds are subject to credit risk on any cash balance that exceeds the amount insured by the Federal Deposit Insurance Corporation to the extent that the Custodian may be unable to return cash held.

Indemnification. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Note 2 – Investment Advisory Agreement and Distribution Agreement

International Value Advisers, LLC is the investment adviser of the Funds. The Adviser’s primary business is to provide investment management services to a variety of investment vehicles, including the Funds. The Adviser is responsible for all business activities and oversight of the investment decisions made for the Funds.

In return for providing investment advisory services to the Funds, each Fund pays the Adviser an investment advisory fee, calculated daily and paid monthly, at an annual rate of 0.90% of each Fund’s average daily net assets. Investment advisory fees paid for the six months ended March 31, 2018 are disclosed in the Statements of Operations.

The Funds have adopted Distribution and Services Plans (“12b-1 Plans”), pursuant to Rule 12b-1 under the 1940 Act. Under those 12b-1 Plans, the Funds pay a distribution fee with respect to Class A and C shares calculated at the annual rate of 0.25% and 0.75%, respectively, of the average daily net assets of each respective class. The Funds also pay a service fee with respect to Class C shares calculated at the annual rate of 0.25% of the average daily net assets. Class I shares do not participate in 12b-1 Plans. Fees paid under the 12b-1 Plans for the six months ended March 31, 2018 are disclosed in the Statements of Operations.

IVA Funds Distributors, LLC serves as the Funds’ sole and exclusive distributor.

There is a maximum initial sales charge of 5.00% for Class A shares. Class A shares may be subject to a contingent deferred sales charge (“CDSC”) of 0.75% if $1,000,000 or more of Class A shares were initially purchased, a “finder’s fee” was paid to the dealer of record, and the Class A shares were subsequently redeemed within 18 months.

40

Notes to Financial Statements (unaudited)	IVA Funds

Class C shares may be subject to a CDSC of 1.00% if shares are redeemed within the first 12 months after purchase.

Note 3 – Investments

For the six months ended March 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Worldwide Fund	International Fund

Purchases	$538,503,042	$400,319,018

Sales	$751,444,351	$332,097,084

The cost basis of investments and derivatives for federal income tax purposes is substantially similar to the cost basis under U.S. GAAP. The following information is as of March 31, 2018.

	Worldwide Fund	International Fund

Cost basis of investments and derivatives	$6,601,717,195	$3,513,687,925

Gross unrealized appreciation	$1,611,566,297	$728,085,744

Gross unrealized depreciation	$(101,487,847)	$(175,132,055)

Net unrealized appreciation on investments and derivatives	$1,510,078,450	$552,953,689

Note 4 – Derivative Instruments and Hedging Activities

The Funds enter into transactions involving derivative financial instruments in connection with their investing activities. During the six months ended March 31, 2018, these instruments included forward foreign currency contracts. These instruments are subject to various risks similar to non-derivative instruments including market, credit and liquidity risks.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in investments. Specifically, derivative instruments expose a Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. During the six months ended March 31, 2018, the Funds had exposure to OTC derivatives in the form of forward foreign currency contracts.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract, movements in foreign investment security values and changes in interest rates. Credit risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

The following summary of derivative instruments and hedging activity for each Fund is grouped by risk-type and provides information about the fair value and location of derivatives within the Statements of Assets and Liabilities at March 31, 2018.

Worldwide Fund

	Statements of Assets
Risk-Type Category	and Liabilities Location	Fair Value

Foreign exchange	Unrealized depreciation on open forward foreign currency contracts	$(3,092,988)

International Fund

	Statements of Assets
Risk-Type Category	and Liabilities Location	Fair Value

Foreign exchange	Unrealized depreciation on open forward foreign currency contracts	$(3,177,247)

41

Notes to Financial Statements (unaudited)	IVA Funds

The following is a summary for each Fund grouped by risk-type that provides information about the effect of derivatives and hedging activities on the Funds’ Statements of Operations for the six months ended March 31, 2018.

Worldwide Fund

			Change in
			Unrealized
			Appreciation/
Risk-Type Category	Derivative Instrument	Realized Loss	(Depreciation)

Foreign exchange	Forward foreign currency contracts	$(9,064,034)	$(8,750,094)

International Fund
			Change in
			Unrealized
			Appreciation/
Risk-Type Category	Derivative Instrument	Realized Loss	(Depreciation)

Foreign exchange	Forward foreign currency contracts	$(9,543,857)	$(9,743,044)

During the six months ended March 31, 2018, the Worldwide Fund had average notional values of $392,522,406 on forward foreign currency contracts to sell.

During the six months ended March 31, 2018, the International Fund had average notional values of $415,882,775 on forward foreign currency contracts to sell.

The following tables present, by counterparty, gross amounts of derivatives eligible for offsetting, gross amounts offset in the Statements of Assets and Liabilities and related collateral received and/or pledged, if any, that the Funds have elected to offset under their legally enforceable ISDA Master Netting Agreement with such counterparty. An ISDA Master Netting Agreement is an agreement between the Fund and the counterparty that governs the terms of certain transactions and reduces the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral arrangements, if any. Offsetting mechanisms allow the Funds to pay or receive the net amount of all forward foreign currency contracts outstanding on a given settlement date. At March 31, 2018, the Funds elected to offset forward foreign currency contracts on the Statements of Assets and Liabilities.

Worldwide Fund

		Gross Amount		Net Exposure
	Gross Amount of	Offset in the		Presented in the
	Recognized	Statements of	Collateral	Statements of Assets
Counterparty	Liabilities	Assets and Liabilities	Pledged	and Liabilities

Forward foreign currency contracts
State Street Bank & Trust Co.	$(3,477,145)	$384,157	$3,092,988	—

International Fund

		Gross Amount		Net Exposure
	Gross Amount of	Offset in the		Presented in the
	Recognized	Statements of	Collateral	Statements of Assets
Counterparty	Liabilities	Assets and Liabilities	Pledged	and Liabilities

Forward foreign currency contracts
State Street Bank & Trust Co.	$(3,425,911)	$248,664	$3,177,247	—

Note 5 – Shares of Beneficial Interest

At March 31, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

42

Notes to Financial Statements (unaudited)	IVA Funds

Transactions in shares of each class of the Worldwide Fund were as follows:

Worldwide Fund

	Six Months Ended		Year Ended
	March 31, 2018		September 30, 2017

	Shares	Amount	Shares	Amount

Class A
Shares sold	2,828,876	$53,890,927	6,769,598	$120,342,864
Shares reinvested	2,136,904	40,131,113	906,939	15,626,560
Shares repurchased	(16,119,870)	(309,167,968)	(19,864,700)	(353,617,518)

Net Decrease	(11,154,090)	$(215,145,928)	(12,188,163)	$(217,648,094)

Class C
Shares sold	1,000,450	$18,614,232	1,727,377	$30,264,297
Shares reinvested	1,074,535	19,782,190	504,096	8,564,597
Shares repurchased	(5,391,610)	(100,798,955)	(16,997,459)	(298,896,081)

Net Decrease	(3,316,625)	$(62,402,533)	(14,765,986)	$(260,067,187)

Class I
Shares sold	37,475,094	$716,300,049	53,223,013	$955,078,407
Shares reinvested	8,854,248	166,725,489	3,104,821	53,620,262
Shares repurchased	(30,953,278)	(591,221,935)	(75,425,899)	(1,348,355,856)

Net Increase (Decrease)	15,376,064	$291,803,603	(19,098,065)	$(339,657,187)

Transactions in shares of each class of the International Fund were as follows:

International Fund

	Six Months Ended		Year Ended
	March 31, 2018		September 30, 2017

	Shares	Amount	Shares	Amount

Class A
Shares sold	457,033	$8,220,011	1,266,634	$21,095,741
Shares reinvested	434,628	7,697,265	184,673	2,923,376
Shares repurchased	(3,307,495)	(59,579,418)	(3,869,602)	(64,702,895)

Net Decrease	(2,415,834)	$(43,662,142)	(2,418,295)	$(40,683,778)

Class C
Shares sold	88,150	$1,555,634	182,674	$2,990,414
Shares reinvested	76,549	1,334,244	35,327	550,743
Shares repurchased	(509,434)	(9,019,951)	(1,143,784)	(18,632,881)

Net Decrease	(344,735)	$(6,130,073)	(925,783)	$(15,091,724)

Class I
Shares sold	20,688,524	$373,570,313	30,651,831	$516,502,655
Shares reinvested	6,799,068	120,479,489	2,820,082	44,670,106
Shares repurchased	(25,011,627)	(451,753,131)	(41,962,434)	(693,226,796)

Net Increase (Decrease)	2,475,965	$42,296,671	(8,490,521)	$(132,054,035)

Redemption Fees. The Funds impose a redemption fee of 2% of the total redemption amount on the Funds’ shares redeemed within 30 days of buying them or acquiring them by exchange. The redemption fee is credited to the applicable Fund. The purpose of the redemption fee is to deter excessive, short-term trading and other abusive trading practices, and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs.

43

Additional Information (unaudited)	IVA Funds

Proxy Voting. Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling 866-941-4482, and (2) on the Securities and Exchange Commission (“SEC”) website at www.sec.gov by accessing the Funds’ Form N-PX and Statement of Additional Information in the Funds’ registration statement on Form N-1A.

Schedules of Portfolio Holdings. The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. To obtain the Funds’ Form N-Q, shareholders can call 866-941-4482.

Trustees and Officers of the Funds. Additional information about Trustees and officers of the Funds is included in the Statement of Additional Information which is available, without charge, upon request, by calling 866-941-4482.

44

Fund Expenses (unaudited)	IVA Funds

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including initial sales charges and/or redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other operating fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2017 and held for the six months ended March 31, 2018.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Period.”

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2018(a)

	Actual			Annualized	Expenses
	Total	Beginning	Ending	Expense	Paid During
	Return	Account Value	Account Value	Ratio	the Period(b)

Worldwide Fund
Class A	2.60%	$1,000.00	$1,026.00	1.24%	$6.26
Class C	2.19%	1,000.00	1,021.90	1.99%	10.03
Class I	2.67%	1,000.00	1,026.70	0.99%	5.00
International Fund
Class A	1.98%	$1,000.00	$1,019.80	1.25%	$6.29
Class C	1.62%	1,000.00	1,016.20	2.00%	10.05
Class I	2.16%	1,000.00	1,021.60	1.00%	5.04

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as initial sales charges (loads) or redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2018
	Hypothetical			Annualized	Expenses
	Annualized	Beginning	Ending	Expense	Paid During
	Total Return(c)	Account Value	Account Value	Ratio	the Period(b)

Worldwide Fund
Class A	5.00%	$1,000.00	$1,018.75	1.24%	$6.24
Class C	5.00%	1,000.00	1,015.01	1.99%	10.00
Class I	5.00%	1,000.00	1,020.00	0.99%	4.99
International Fund
Class A	5.00%	$1,000.00	$1,018.70	1.25%	$6.29
Class C	5.00%	1,000.00	1,014.96	2.00%	10.05
Class I	5.00%	1,000.00	1,019.95	1.00%	5.04

(a)	Assumes reinvestment of all dividends and capital gain distributions, if any.
(b)
Expenses are equal to the Funds’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days in the most recent fiscal half-year, then divided by 365.

(c)	Before expenses.

45

IVA Funds

www.ivafunds.com

Investment Adviser
International Value Advisers, LLC
717 Fifth Avenue
New York, NY 10022

Distributor
IVA Funds Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian
State Street Bank and Trust Company
One Heritage Drive
Quincy, MA 02171-2105

Transfer Agent
DST Asset Manager Solutions, Inc.
30 Dan Road
Canton, MA 02021

Counsel
K&L Gates LLP
State Street Financial Center
One Lincoln Street
Boston, MA 02111-2950

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

This report is submitted for the general information of the Funds’ shareholders. The report is not authorized for distribution to prospective investors in the Funds unless it is accompanied or preceded by the Funds’ current prospectus, which includes information regarding each Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

The commentary within An Owner’s Manual, the Letter from the President, the Letter from the Portfolio Managers, and the Management’s Discussion of Fund Performance reflects their current views and opinions as of the date of this report. Any such views are subject to change at any time based upon market or other conditions and IVA Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions are based on numerous factors, may not be relied on as an indication of trading intent. References to specific securities should not be construed as recommendations or investment advice.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a) The schedules of investments are included in the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. The Nominating and Governance Committee may, in its sole discretion, consider nominees recommended by each Fund’s shareholders.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Michael W. Malafronte, the registrant’s President and Chief Executive Officer, and Stefanie J. Hempstead, the registrant’s Treasurer and Chief Financial Officer, reviewed the registrant’s Disclosure Controls and Procedures and Internal Control over Financial Reporting (the “Procedures”) (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Mr. Malafronte and Ms. Hempstead determined that the Procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s Procedures (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s Procedures.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(b)     The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVA FIDUCIARY TRUST

By: /s/ Michael W. Malafronte

Michael W. Malafronte

President and Chief Executive Officer

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Michael W. Malafronte

Michael W. Malafronte

President and Chief Executive Officer

Date: May 29, 2018

By: /s/ Stefanie J. Hempstead

Stefanie J. Hempstead

Treasurer and Chief Financial Officer

Date: May 29, 2018